ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 13:	ENTITY WIDE DISCLOSURES

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment and derives revenues from licensing of software, sales of hardware, providing maintenance and technical support and sales of professional services.

The following is a summary of revenues within geographic areas:

		Year ended December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Geography:
Americas:
United States	34,718	$47,860	$55,991
Other	302	407	857
	35,020	48,267	56,848
Israel	757	1,161	1,654
EMEA (excluding Germany and Israel)	18,380	23,181	27,102
Germany	6,962	8,253	12,147
APAC	3,421	4,119	5,519
Total	64,540	$84,981	$103,270

Net sales are attributed to geographic areas based on the location of customer.

As of December 31, 2017, 2018 and 2019, each of the following distributors comprised more than 10% of the Company’s revenue:

		December 31,
	2017	2018	2019
Customer A	16%	13%	15%
Customer B	13%	10%	8%

Disaggregation of Revenue

The Company generates revenue from the sale of software products, hardware products, maintenance and support, and professional services. All revenue recognized in the consolidated statement of operations is considered to be revenue from contracts with customers. The following table sets for the disaggregated revenue by revenue type and is consistent with how the Company evaluates its performance obligations:

		Year ended December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Revenues:
Software products	$28,655	$39,300	$44,618
Hardware products	2,200	3,254	2,747
Support and maintenance	27,966	37,155	46,019
Professional services	5,719	5,272	9,886
Total revenues	$64,540	$84,981	$103,270

Property and equipment, net by geographical area were as follows as of December 31, 2017, 2018 and 2019:

		December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Americas (primarily the United States)	210	$496	$959
EMEA	46	81	123
Israel	1,573	1,986	3,095
	1,829	$2,563	$4,177